Segment Information - Revenue from External Customers by Geographic Areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	¥ 3,317,821	$ 467,306	¥ 3,128,877	¥ 4,326,600
Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	1,884,393		2,300,520	3,316,019
Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	1,114,679		591,936	869,723
Other Countries
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	318,749		236,421	140,858
Wealth Management
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	2,500,614		2,210,439	3,211,973
Wealth Management | Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	1,366,538		1,548,395	2,479,576
Wealth Management | Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	921,091		508,907	629,587
Wealth Management | Other Countries
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	212,985		153,137	102,810
Asset Management Business
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	768,545		839,098	1,046,387
Asset Management Business | Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	469,193		672,785	768,203
Asset Management Business | Hong Kong
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	193,588		83,029	240,136
Asset Management Business | Other Countries
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	105,764		83,284	38,048
Other Businesses
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	48,662		79,340	68,240
Other Businesses | Mainland China
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	48,662		79,340	68,240
Others
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	2,067,341	291,179	1,794,105	2,598,479
Others | Wealth Management
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	2,018,679		1,714,765	2,527,414
Others | Asset Management Business
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues				2,825
Others | Other Businesses
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	48,662		79,340	68,240
Related Party
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	1,266,766	178,421	1,351,563	1,761,017
Related Party | Funds Gopher manages
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	1,250,480	$ 176,127	1,334,772	1,728,121
Related Party | Funds Gopher manages | Wealth Management
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	481,935		495,674	684,559
Related Party | Funds Gopher manages | Asset Management Business
Revenue From External Customers Attributed To Foreign Countries By Geographic Area [Line Items]
Total revenues	¥ 768,545		¥ 839,098	¥ 1,043,562